UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __06/30/2007_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __444 Park Ave South Suite 201____________
            __New York, NY  10016_____________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___New York, NY____________  _08/10/07__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __35__________

Form 13F Information Table Value Total:    __$116,160____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories         COM              002821400      212     3960 SH       SOLE                     3960
Autodesk                    COM              052769106      275     5840 SH       SOLE                     5840
Abercrombie & Fitch         COM              002896207     8717   119450 SH       SOLE                   119450
Franklin Resources          COM              354613101     5303    40032 SH       SOLE                    40032
Berkshire Hathaway Class A  CLA              084670108     7992       73 SH       SOLE                       73
Berkshire Hathaway Class B  CLB              084670207    15563     4317 SH       SOLE                     4317
Blyth                       COM              09643P108     1340    50410 SH       SOLE                    50410
Dell Inc           	    COM              24702R101     1643    57560 SH       SOLE                    57560
EMC Corp Mass          	    COM              268648102      213    11770 SH       SOLE                    11770
Cedar Fair LP               COM              150185106      832    29470 SH       SOLE                    29470
Gap Inc                     COM              364760108      998    52250 SH       SOLE                    52250
Home Depot                  COM              437076102      315     8000 SH       SOLE                     8000
Health Management Assoc     CLA              421933102     9226   812180 SH       SOLE                   812180
HNI Corp          	    COM              404251100      808    19710 SH       SOLE                    19710
Johnson & Johnson           COM              478160104      532     8628 SH       SOLE                     8628
Kraft Foods Inc             CL A             50075N104     2344    66484 SH       SOLE                    66484
Coca Cola                   COM              191216100      215     4110 SH       SOLE                     4110
McDonalds Corp              COM              580135101      676    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     9810   178005 SH       SOLE                   178005
Magna Intl Inc. Class A     CLA              559222401     4656    51169 SH       SOLE                    51169
Altria Group                COM              02209S103     6739    96080 SH       SOLE                    96080
Merck Co Inc                COM              589331107      515    10350 SH       SOLE                    10350
Nike Inc Cl B               CLB              654106103     3849    66030 SH       SOLE                    66030
Nucor Corp                  COM              670346105      235     4000 SH       SOLE                     4000
Pfizer Inc                  COM              717081103      207     8100 SH       SOLE                     8100
Papa Johns Intl Inc.        COM              698813102     1242    43168 SH       SOLE                    43168
Royal Dutch Shell PLC       SPONSORED ADR    780259107      260     3200 SH       SOLE                     3200
Staples Inc.                COM              855030102     2514   105927 SH       SOLE                   105927
Suntrust Bks Inc.           COM              867914103      238     2773 SH       SOLE                     2773
State Street Corp           COM              857477103     5171    75595 SH       SOLE                    75595
Constellation Brand CL A    CLA              21036P108    10785   444180 SH       SOLE                   444180
Telefonos De Mex L          SPONSORED ADR    879403780     1788    47200 SH       SOLE                    47200
Toll Brothers               COM              889478103     1962    78550 SH       SOLE                    78550
UnitedHealth Group          COM              91324P102     2557    50000 SH       SOLE                    50000
Walmart Stores Inc          COM              931142103     6430   133660 SH       SOLE                   133660